Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		Common Stock [Member] Common Class B [Member] HKD ($)	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2021		$ 8,000					$ 2,806,000		$ 3,130,000		$ 31,530,000		$ 37,474,000
Balance, Shares at Dec. 31, 2021 | shares	[1]		10,000,000
Net income (loss)											8,653,000		8,653,000
Dividend declared											(10,000,000)		(10,000,000)
Foreign currency translation									(2,575,000)				(2,575,000)
Reorganization					2,492,000								2,492,000
Dividend declared											10,000,000		10,000,000
Ending balance at Dec. 31, 2022		8,000			2,492,000		2,806,000		555,000		30,183,000		36,044,000
Balance, Shares at Dec. 31, 2022 | shares	[1]		10,000,000
Net income (loss)											(1,462,000)	$ (188)	(1,462,000)
Dividend declared
Foreign currency translation									(809,000)				(809,000)
Dividend declared
Issuance of ordinary Shares, net of issuance costs		1,000			26,002,000								26,003,000
Issuance of ordinary shares, net of issuance costs shares | shares	[1]		1,000,000
Ending balance at Dec. 31, 2023		$ 9,000	$ 1	$ 3,648	$ 28,494,000	$ 359	$ 2,806,000	$ (33)	$ (254,000)	$ 3,677	$ 28,721,000	$ 7,652	$ 59,776,000
Balance, Shares at Dec. 31, 2023 | shares	[1]		11,000,000

[1]	In connection with the undertaking of a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 10,000,000 shares of ordinary shares outstanding effected on November 18, 2022 that have been retroactively restated to the beginning of the first period presented. On December 1, 2023 the Company closed the IPO. The offering was conducted pursuant to the Company’s registration statement and 1,000,000 shares of ordinary shares were issued at the IPO price of $5.00 per share after the offering. The Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “FEBO.” On January 11, 2024, the representative of the underwriters partially exercised the over-allotment option and on January 16, 2024 purchased 62,500 ordinary shares at the IPO price of $5.00 per share.